Property & Equipment and Software Development Costs (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,193	$ 12,136	$ 18,997	$ 28,529
Equipment and amortization expense	$ 458,973	$ 262,703	$ 1,331,823	$ 693,441